Schedule of Investments (unaudited) January 31, 2020	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 107.9%

Alabama — 1.2%
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 6.00%, 10/01/42	$1,875	$2,216,887

Arizona — 1.4%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	890	966,522
County of Maricopa IDA, Refunding RB, Honorhealth, Series A, 4.13%, 09/01/38	475	548,235
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	810	1,118,343

		2,633,100

Arkansas — 0.8%
Arkansas Development Finance Authority, RB, Big River Steel Project, AMT, 4.50%, 09/01/49(a)	1,370	1,485,258

California — 6.1%
Benicia Unified School District, GO, CAB, Series A (NPFGC), 0.00%, 08/01/20(b)	2,000	1,991,080
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(c)	1,585	1,628,223
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	445	503,184
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	80	91,069
5.25%, 08/15/49	195	218,825
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 02/01/42	120	143,922
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(a)	730	791,167
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A, 5.00%, 12/01/46(a)	235	266,025
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/23(c)	185	220,847

Security	Par (000)	Value

California (continued)
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	$1,425	$1,498,587
San Diego Unified School District California, GO, CAB, Election of 2008, Series A, 0.00%, 07/01/29(b)	2,525	2,167,662
State of California, GO, Various Purposes, 6.00%, 03/01/33	1,265	1,271,489
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.00%, 11/01/38	405	462,125

		11,254,205

Colorado — 1.9%
City & County of Denver Colorado, RB, Capital Appreciation Bonds, Series A-2, 0.00%, 08/01/37(b)	1,490	827,889
Colorado Educational & Cultural Facilities Authority, RB, Charter School, Colorado Springs, 5.50%, 07/01/40	1,055	1,071,162
Colorado Health Facilities Authority, Refunding RB, Commonspirit Health, Series A-2, 3.25%, 08/01/49	1,105	1,117,100
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	510	517,415

		3,533,566

Connecticut — 1.0%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing:
Sub-Series A-1, 3.85%, 11/15/43	1,370	1,495,424
Sub-Series B-1, 4.00%, 05/15/45	265	292,234

		1,787,658

Delaware — 2.4%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	570	589,266
Delaware State Health Facilities Authority, RB, Beebe Medical Center Project, 5.00%, 06/01/48	1,395	1,660,203

1

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Delaware (continued)
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	$2,050	$2,093,583

		4,343,052

District of Columbia — 3.8%
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/34(b)	10,170	7,040,488

Florida — 3.6%
County of Broward FL Airport System Revenue, ARB, AMT, Series A, 4.00%, 10/01/49	625	704,712
County of Broward FL Port Facilities Revenue, ARB, Senior Bond, Series B, AMT, 4.00%, 09/01/49	1,070	1,193,499
County of Escambia Health Facilities Authority, Refunding RB, Health Care Facilities Revenue Bond, 4.00%, 08/15/50(d)	445	494,426
County of Osceola FL Transportation Revenue, Refunding RB, Series A-2(b):
0.00%, 10/01/41	275	135,878
0.00%, 10/01/42	370	175,336
0.00%, 10/01/43	335	152,445
0.00%, 10/01/44	345	150,796
0.00%, 10/01/45	285	121,091
Florida Housing Finance Corp., RB, S/F Housing, Series 1 (Ginnie Mae, Fannie Mae & Freddie Mac), 3.75%, 07/01/42	570	609,655
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(c)	1,525	1,680,596
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 05/01/43	1,100	1,176,131

		6,594,565

Georgia — 4.4%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	270	318,781
County of Griffin-Spalding Hospital Authority, RB, Revenue Anticipation Certificates, 4.00%, 04/01/42	2,310	2,528,249

Security	Par (000)	Value

Georgia (continued)
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/36	$1,500	$2,057,595
5.00%, 05/15/38	790	1,103,417
5.00%, 05/15/49	935	1,346,961
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project:
4.00%, 01/01/49	260	285,875
5.00%, 01/01/56	350	415,555

		8,056,433

Hawaii — 0.4%
State of Hawaii Harbor System, ARB, Series A, 5.25%, 07/01/30	680	692,186

Idaho — 1.1%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 08/01/32	2,000	2,007,100

Illinois — 14.1%
Chicago Board of Education, GO:
Dedicated Revenues, Series H, 5.00%, 12/01/46	240	275,834
Project, Series C, 5.25%, 12/01/35	805	903,741
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series C, 5.00%, 12/01/34	240	282,442
Dedicated Revenues, Series D, 5.00%, 12/01/25	435	509,059
Dedicated Revenues, Series F, 5.00%, 12/01/24	340	389,467
Series C, 5.00%, 12/01/25	360	421,290
Chicago Board of Education, GO:
5.00%, 12/01/46	300	349,833
5.00%, 12/01/46	770	832,270
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East Project, 6.75%, 12/01/32	578	579,312
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 01/01/21(c)	2,100	2,192,022
Series A, 5.75%, 01/01/39	400	416,060
Series C, 6.50%, 01/01/21(c)	2,935	3,083,482
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	530	564,217
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	410	458,769
Illinois Finance Authority, Refunding RB, Southern Illinois Healthcare Enterprises, Inc., 4.00%, 03/01/35	1,290	1,435,344

2

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Illinois Housing Development Authority, RB, S/F Housing, Series D (Ginnie Mae, Fannie Mae), 3.00%, 10/01/41	$365	$373,636
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
4.00%, 06/15/50(d)	280	308,252
5.00%, 06/15/50(d)	365	437,186
CAB, Series B (AGM), 0.00%, 06/15/47(b)	9,555	4,165,693
Series B (AGM), 5.00%, 06/15/50	2,230	2,259,191
Series B-2, 5.00%, 06/15/50	1,260	1,277,728
Railsplitter Tobacco Settlement Authority, RB(c):
5.50%, 06/01/21	230	243,906
6.00%, 06/01/21	500	533,525
State of Illinois, GO:
5.00%, 02/01/39	810	894,305
Series A, 5.00%, 04/01/38	1,920	2,085,446
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	520	585,640

		25,857,650

Indiana — 3.0%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	415	482,969
7.00%, 01/01/44	1,000	1,165,280
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,660	1,768,763
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	225	247,338
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	740	812,490
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	210	232,313
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	640	707,635

		5,416,788

Iowa — 0.8%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(e)	240	265,839
Midwestern Disaster Area, 5.25%, 12/01/25	940	1,049,933
Midwestern Disaster Area, 5.88%, 12/01/26(a)	210	219,139

		1,534,911

Security	Par (000)	Value

Kentucky — 0.7%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(c)	$525	$589,795
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.75%, 07/01/43(f)	635	723,443

		1,313,238

Louisiana — 2.4%
Louisiana Public Facilities Authority, Refunding RB, Ochsner Clinic Foundation Project, 5.00%, 05/15/47	1,635	1,905,314
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	510	516,615
5.25%, 05/15/31	435	454,375
5.25%, 05/15/32	555	597,985
5.25%, 05/15/33	600	646,158
5.25%, 05/15/35	255	282,254

		4,402,701

Maine — 0.7%
Maine State Housing Authority, RB, S/F Housing, Series A, 3.00%, 11/15/44	600	609,744
State of Maine Housing Authority, RB:
M/F Housing, Series E, 4.25%, 11/15/43	355	392,594
S/F Housing, Series C, 3.95%, 11/15/43	335	363,884

		1,366,222

Maryland — 2.1%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 06/01/20(c)	220	223,511
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	390	398,167
Maryland Health & Higher Educational Facilities Authority, RB, Medstar Health Issue, Series A, 5.00%, 05/15/42	1,760	2,098,677

3

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(c)	$1,095	$1,148,085

		3,868,440

Massachusetts — 2.4%
Massachusetts Development Finance Agency, Refunding RB:
Atrius Health Issue, Series A, 4.00%, 06/01/49	150	161,793
Boston University, Series P, 5.45%, 05/15/59	845	1,115,780
Suffolk University, 4.00%, 07/01/39	1,140	1,249,679
Massachusetts Educational Financing Authority, RB, Subordinate Education Loan Revenue Bonds, AMT, 3.75%, 07/01/47	1,865	1,936,038

		4,463,290

Michigan — 4.5%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	2,235	2,443,369
Eastern Michigan University, RB, Series A, 4.00%, 03/01/47	1,170	1,306,656
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(c)	380	384,936
5.50%, 05/15/36	310	313,959
Michigan Finance Authority, Refunding RB:
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	455	492,911
Henry Ford Health System, 4.00%, 11/15/46	570	621,796
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	490	589,587
State of Michigan Housing Development Authority, RB:
M/F Housing, Series A, 4.15%, 10/01/53	940	1,020,802
S/F Housing, Series A, 4.00%, 06/01/49	265	288,702
S/F Housing, Series C, 4.13%, 12/01/38	730	809,409

		8,272,127

Security	Par (000)	Value

Minnesota — 0.1%
Minnesota Housing Finance Agency, RB, S/F Housing, Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 2.80%, 01/01/44(d)	$190	$191,378

Missouri — 0.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	125	136,015
Missouri Housing Development Commission, RB, S/F Housing, First Place Homeownership Loan Program, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 2.85%, 05/01/50(d)	100	100,024
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 05/01/43	130	141,226

		377,265

New Hampshire — 1.1%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(a):
Series B, 4.63%, 11/01/42	735	764,150
Series C, AMT, 4.88%, 11/01/42	420	437,539
New Hampshire Housing Finance Authority, RB, M/F Housing, Cimarron, Whittier Falls & Marshall (FHA), 4.00%, 07/01/52	800	854,304

		2,055,993

New Jersey — 9.7%
Casino Reinvestment Development Authority, Inc., Refunding RB:
5.25%, 11/01/39	530	577,520
5.25%, 11/01/44	790	857,837
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	560	565,074
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	1,040	1,120,392
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	990	1,081,951

4

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
S/F Housing, State House Project, Series B, 4.50%, 06/15/40	$1,270	$1,449,121
Series WW, 5.00%, 06/15/36	210	239,333
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 04/01/31	1,125	1,298,723
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/45	715	835,377
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series AA, 4.13%, 06/15/39	1,040	1,163,510
Transportation Program, Series AA, 5.00%, 06/15/44	330	367,026
Transportation Program, Series AA, 5.00%, 06/15/44	610	664,741
Transportation System, Series A, 5.50%, 06/15/21(c)	1,025	1,088,929
Transportation System, Series B, 5.25%, 06/15/36	1,235	1,293,440
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System:
Bond, 4.00%, 12/15/39	510	570,068
Series A, 5.00%, 12/15/36	380	457,600
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 4.00%, 06/01/37	500	558,355
Sub-Series B, 5.00%, 06/01/46	3,105	3,569,291

		17,758,288

New Mexico — 0.1%
New Mexico Mortgage Finance Authority, RB, S/F Housing (Ginnie Mae, Fannie Mae & Freddie Mac), 3.00%, 07/01/50(d)	270	272,668

New York — 4.5%
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	740	795,678
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	1,000	1,009,800
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	252	275,919
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	1,020	1,020,592

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/38	$1,255	$1,452,160
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project(a):
Class 1, 5.00%, 11/15/44	1,495	1,642,093
Class 2, 5.15%, 11/15/34	175	195,951
Class 2, 5.38%, 11/15/40	440	494,529
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	650	678,184
6.00%, 12/01/42	630	651,685

		8,216,591

North Carolina — 0.3%
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(c)	305	327,402
North Carolina Turnpike Authority, RB, Senior Lien, Triangle Express Way System:
4.00%, 01/01/55	100	111,755
(AGM), 4.00%, 01/01/55	100	112,951

		552,108

Ohio — 2.7%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	1,855	1,863,199
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	350	383,880
County of Montgomery Ohio, Refunding RB, Premier Health Partner Obligation, 4.00%, 11/15/45	655	725,118
Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(a)	405	459,468
Ohio Housing Finance Agency, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 09/01/48	145	158,817
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	420	473,353

5

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
State of Ohio, Refunding RB, Series A, 3.00%, 01/15/45	$945	$958,343

		5,022,178

Oklahoma — 0.9%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	280	311,167
Norman Regional Hospital Authority, RB, Norman Regional Hospital Authority, 4.00%, 09/01/45	480	530,309
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.50%, 08/15/57	625	762,650

		1,604,126

Oregon — 0.1%
State of Oregon Housing & Community Services Department, RB, S/F Housing, Mortgage Program, Series C, 3.95%, 07/01/43	210	230,120

Pennsylvania — 5.1%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	335	361,884
County of Berks IDA, Refunding RB, Tower Health Projects, 5.00%, 11/01/50	795	926,008
County of Bucks IDA, RB, St. Luke’s University Health Network Project, 4.00%, 08/15/50	1,305	1,444,113
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	470	522,701
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	440	504,676
Pennsylvania Rapid Bridge Replacement, 5.00%, 12/31/38	390	450,945
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	800	849,104
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 128B, 3.85%, 04/01/38	965	1,060,004
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing Mortgage, Series 119, 3.50%, 10/01/36	1,285	1,357,011

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB, Series A:
5.00%, 12/01/44	$585	$675,500
Subordinate, 4.00%, 12/01/49	1,075	1,206,644

		9,358,590

Puerto Rico — 5.7%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	325	330,493
5.63%, 05/15/43	355	360,996
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	1,355	1,441,422
5.13%, 07/01/37	385	410,514
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	400	408,216
6.00%, 07/01/44	725	739,899
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	1,290	1,427,320
Series A-1, 5.00%, 07/01/58	3,415	3,835,455
Series A-2, 4.33%, 07/01/40	459	498,336
Series A-2, 4.78%, 07/01/58	886	979,774

		10,432,425

Rhode Island — 2.2%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	420	478,599
Series B, 4.50%, 06/01/45	1,375	1,444,671
Series B, 5.00%, 06/01/50	1,895	2,043,189

		3,966,459

South Carolina — 5.3%
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 4.25%, 05/01/48	1,445	1,605,366
South Carolina Jobs-Economic Development Authority, RB, Bishop Gadsden Episcopal Retirement Community:
5.00%, 04/01/44	100	115,620
4.00%, 04/01/49	100	107,263
5.00%, 04/01/49	135	154,333
4.00%, 04/01/54	105	111,797
5.00%, 04/01/54	270	307,733

6

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
State of South Carolina Ports Authority, ARB:
5.25%, 07/01/20(c)	$1,650	$1,679,353
AMT, 5.25%, 07/01/25(c)	555	674,264
AMT, 5.00%, 07/01/55	710	842,032
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	2,040	2,314,992
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	1,635	1,894,589

		9,807,342

Tennessee — 0.9%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(c)	720	808,286
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	360	428,011
Greeneville Health & Educational Facilities Board, Refunding RB, Ballad Health Obligation Group, Series A, 4.00%, 07/01/40	375	418,703

		1,655,000

Texas — 4.4%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 01/01/21(c)	1,070	1,121,510
Sub-Lien, 5.00%, 01/01/33	180	198,695
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(c)	240	282,065
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A(b):
0.00%, 09/15/40	2,525	1,125,418
0.00%, 09/15/41	1,395	589,387
New Hope Cultural Education Facilities Corp., RB, Collegiate Housing Tarleton State University Project, 5.00%, 04/01/35	145	160,483
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 09/01/31(b)(c)	1,015	529,333
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	610	692,582

Security	Par (000)	Value

Texas (continued)
Texas Department of Housing & Community Affairs, RB, S/F Housing Mortgage, Series A (Ginnie Mae), 4.25%, 09/01/43	$195	$215,028
Texas Private Activity Bond Surface Transportation Corp., RB:
Segment 3C Project, AMT, 5.00%, 06/30/58	710	845,376
Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 06/30/40	1,165	1,194,230
Texas Transportation Commission, RB, First Tier Toll Revenue(b):
0.00%, 08/01/35	270	157,512
0.00%, 08/01/36	145	80,201
0.00%, 08/01/37	195	101,909
0.00%, 08/01/38	200	98,820
0.00%, 08/01/44	870	307,380
0.00%, 08/01/45	1,135	380,043

		8,079,972

Virginia — 1.9%
Virginia Housing Development Authority, RB, M/F, Rental Housing, Series D, 3.90%, 10/01/48	1,430	1,561,002
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 01/01/32	400	435,796
6.00%, 01/01/37	1,345	1,486,857

		3,483,655

Washington — 1.0%
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	390	446,347
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	1,195	1,346,622

		1,792,969

West Virginia — 1.0%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	1,605	1,758,358

Wisconsin — 1.9%
Public Finance Authority, RB, Wakemed Hospital, Series A, 4.00%, 10/01/49	2,000	2,210,340

7

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A:
4.45%, 05/01/57	$575	$627,774
3.15%, 11/01/44	480	496,118
3.20%, 11/01/49	60	61,802
3.38%, 05/01/57	100	103,395

		3,499,429

Total Municipal Bonds — 107.9% (Cost — $175,703,730)		198,254,779

Municipal Bonds Transferred to Tender Option Bond Trusts(g) — 51.3%

Arizona — 0.6%
County of Maricopa Industrial Development Authority, RB, Banner Health, Series A, 4.00%, 01/01/41	915	1,030,235

California — 3.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, 4.00%, 04/01/42(h)	1,638	1,849,821
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 05/15/40	2,967	3,000,311
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	1,635	1,974,784

		6,824,916

Colorado — 1.2%
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/45	1,950	2,152,488

District of Columbia — 0.3%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	510	563,081

Florida — 7.2%
City Of South Miami Health Facilities Authority, Inc., Refunding RB, Baptist Health South Florida, 5.00%, 08/15/47	1,290	1,538,751
City of Tampa Florida, RB, Baycare Health System, Series A, 4.00%, 11/15/46	1,932	2,130,783

Security	Par (000)	Value

Florida (continued)
County of Broward Florida Airport Facilities Revenue, ARB, Senior Bond, Series B, AMT, 4.00%, 09/01/49	$2,356	$2,627,865
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/20(c)	2,840	2,915,853
Greater Orlando Aviation Authority, ARB, Series A, AMT, 4.00%, 10/01/49(h)	3,543	3,995,511

		13,208,763

Georgia — 0.6%
Georgia Housing & Finance Authority, Refunding RB, S/F Mortgage Bonds, Series A, 3.70%, 06/01/49	1,071	1,156,978

Illinois — 0.6%
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C:
4.00%, 02/15/27(c)	2	2,782
4.00%, 02/15/41	1,002	1,109,304

		1,112,086

Iowa — 0.9%
Iowa Student Loan Liquidity Corp., Refunding RB, Senior Series B, AMT, 3.00%, 12/01/39	1,710	1,741,293

Louisiana — 0.7%
County of St. Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, First Lien, Series A, 4.00%, 05/01/41	1,245	1,365,392

Maine — 0.3%
State of Maine Housing Authority, RB, M/F Housing, Series E, 4.15%, 11/15/38	475	527,647

Maryland — 2.2%
City of Baltimore Maryland, RB, Wastewater Project, Series A, 5.00%, 07/01/46	1,515	1,826,546
State of Maryland Stadium Authority, RB, Construction and Revitalization Program, 5.00%, 05/01/42	1,740	2,152,119

		3,978,665

Massachusetts — 3.2%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 01/01/46	1,982	2,453,832

8

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/21(c)	$3,211	$3,436,804

		5,890,636

Michigan — 2.5%
Michigan Finance Authority, RB, Multi Model- McLaren Health Care, 4.00%, 02/15/47	1,724	1,956,034
State of Michigan Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,337	2,571,101

		4,527,135

Nebraska — 0.7%
Nebraska Investment Finance Authority, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 3.70%, 03/01/47	1,198	1,288,663

Nevada — 1.5%
County of Clark Nevada, GO, Stadium Improvement, Series A, 5.00%, 05/01/48	2,260	2,778,920

New York — 9.4%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38	1,080	1,205,215
City of New York Transitional Finance Authority, BARB, Series S-1, 4.00%, 07/15/42(h)	1,395	1,469,228
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(h):
5.75%, 02/15/21(c)	501	525,628
5.75%, 02/15/47	309	323,350
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	2,337	2,809,539
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	5,400	5,833,348
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(h)	3,250	3,514,709

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey, Refunding ARB, Series194th, 5.25%, 10/15/55	$1,350	$1,629,085

		17,310,102

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	1,320	1,571,948

Pennsylvania — 1.8%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/36(h)	1,559	1,798,248
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,229	1,507,955

		3,306,203

Rhode Island — 1.2%
Rhode Island Housing & Mortgage Finance Corp., Refunding RB, S/F Housing, Home Ownership Opportunity Bonds, Series 69-B (Ginnie Mae, Fannie Mae & Freddie Mac):
3.55%, 10/01/33	1,280	1,407,283
3.95%, 10/01/43	750	821,145

		2,228,428

South Carolina — 1.0%
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49(h)	1,665	1,855,676

Texas — 8.2%
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43	1,395	1,484,684
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	1,260	1,400,409
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,710	1,821,270
County of Harris Texas Toll Road Authority, Refunding RB, Senior Lien, Series A, 5.00%, 08/15/43	1,859	2,283,619
County of Hidalgo Texas, GOL, Certificates of Obligation, Series A, 4.00%, 08/15/43	2,297	2,608,283
Howe Independent School District, GO, School Building (PSF-GTD), 4.00%, 08/15/43	1,095	1,231,711

9

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing And Expansion Project, 4.00%, 09/15/42	$1,499	$1,572,371
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A (Ginnie Mae):
3.63%, 09/01/44	437	471,090
3.75%, 09/01/49	239	258,277
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	1,801	1,966,952

		15,098,666

Virginia — 0.9%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,553	1,568,019

Washington — 0.9%
Washington Health Care Facilities Authority, Refunding RB, Multicare Health System, Series B, 4.13%, 08/15/43	1,445	1,593,671

Wisconsin — 0.8%
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.30%, 11/01/53	1,395	1,517,369

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 51.3% (Cost — $88,097,456)		94,196,980

Total Long-Term Investments — 159.2% (Cost — $263,801,186)		292,451,759

Security	Shares	Value

Short-Term Securities — 0.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.81%(i)(j)	184,262	$184,299

Total Short-Term Securities — 0.1% (Cost — $184,299)		184,299

Total Investments — 159.3% (Cost — $263,985,485)		292,636,058

Other Assets Less Liabilities — 0.0%		54,639

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (29.4)%		(53,985,937)

VMTP Shares at Liquidation Value — (29.9)%		(55,000,000)

Net Assets Applicable to Common Shares — 100.0%		$183,704,760

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	When-issued security.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between August 15, 2020 to October 1, 2027 is $9,031,596.

(i)	Annualized 7-day yield as of period end.
(j)

During the period ended January 31, 2020, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

10

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniHoldings Fund II, Inc. (MUH)

Affiliate	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	53,945	130,317	184,262	$184,299	$8,898	$323	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BARB	Building Aid Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

EDC	Economic Development Corp.

FHA	Federal Housing Administration

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

GTD	Guaranteed

IDA	Industrial Development Authority

LRB	Lease Revenue Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bonds

S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	10	03/20/20	$1,317	$(19,030)
Long U.S. Treasury Bond	63	03/20/20	10,302	(288,600)
5-Year U.S. Treasury Note	4	03/31/20	481	(5,699)

				$(313,329)

11

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniHoldings Fund II, Inc. (MUH)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Long-Term Investments(a)	$—	$292,451,759		$—	$292,451,759
Short-Term Securities	184,299	—		—	184,299

	$184,299	$292,451,759	$		$292,636,058

Derivative Financial Instruments(b)
Liabilities:
Interest Rate Contracts	$(313,329)	$—		$—	$(313,329)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(53,797,516)	$—	$(53,797,516)
VMTP Shares at Liquidation Value	—	(55,000,000)	—	(55,000,000)

	$—	$(108,797,516)	$—	$(108,797,516)

12